Convertible notes (Details)				12 Months Ended
	Dec. 11, 2024 item $ / shares shares	Apr. 30, 2020 USD ($) shares	Apr. 18, 2018 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	May 31, 2024 USD ($)	May 09, 2024 USD ($)	Jan. 31, 2020
Convertible notes
Interest rate								8.00%
Ordinary shares, par value | $ / shares				$ 0.004	$ 0.004
2018 Notes
Convertible notes
Purchased note			$ 5,779,602,000
Interest rate			2.50%
Debt Instrument, term			5 years
Optional Conversion Amount			3,853,068
Conversion price | $ / shares			$ 1.5	$ 1.38
Present value of the expected dividend				$ 500,000
Fair value of the liability component is attributable to equity component				$ 5,300,000
Debt instrument issue price | $ / shares				$ 1.07
2024 Notes
Convertible notes
Principal amount							$ 13,400,000
Term of maturity							5 years
Convertible notes measured at fair value						$ 13,400,000
Number of notices of conversion | item	2
Ordinary shares, par value | $ / shares	$ 0.004
2024 Notes | Lianteng Limited
Convertible notes
Issuance of ordinary shares | shares	10,912,168
Century Skyway Limited | 2019 Notes
Convertible notes
Fair value of the liability component is attributable to equity component		$ 3,600,000
Principal amount to be surrendered in the disposal		3,760,000
Principal amount		$ 160,000
Number of shares to sell | shares		5,100